Shareholder Fees	Dec. 10, 2025 USD ($)
TORTOISE NUCLEAR RENAISSANCE ETF | TORTOISE NUCLEAR RENAISSANCE ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0